INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income (Loss) Before Income Taxes by Geographic Location

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2017	2018	2019
Taiwan operations	$893	$(3,146)	$(2,191)
Non-Taiwan operations	(1,478)	(47)	532
	$(585)	$(3,193)	$(1,659)

Components of Income Tax Benefit Expense by Taxing Jurisdiction

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2017	2018	2019
Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Non-Taiwan:
Current	$(1)	$—	$—
Deferred	1,672	—	—
	$1,671	$—	$—
Total current income tax benefit (expense)	$(1)	$—	$—
Total deferred income tax benefit	$1,672	$—	$—
Total income tax benefit	$1,671	$—	$—

Reconciliation of Effective Tax Rate Related to Statutory Taiwan Federal Tax Rate

A reconciliation of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2017	2018	2019
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	24.00%	24.00%
Foreign tax differential	1.10%	3.43%	10.14%
Reversal of deferred withholding tax liabilities	285.84%	—	—
Tax-exempt income	—	—	—
Non-deductible items - bad debts	—	(0.22)%	—
Other non-deductible expenses	(44.79)%	(3.50)%	(7.01)%
Changes in unrecognized tax benefits	—	17.17%	—
Cumulative effect of initially applying new accounting standards	—	—	13.13%
Change in deferred tax assets and valuation allowance	13.43%	(42.02)%	(43.38)%
Change in tax rate	—	0.15%	—
Other	6.33%	0.99%	3.12%
Effective rate	285.76%	—	—

Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2017, 2018 and 2019 are as follows:

(in US$ thousands)	2017	2018	2019
Balance at beginning of year	$11,852	$9,928	$11,765
Subsequent reversal and utilization of valuation allowance	(3,352)	—	(17)
Additions to valuation allowance	745	2,107	723
Exchange differences	683	(270)	261
Balance at end of year	$9,928	$11,765	$12,732

Net Operating Loss Carryforwards Available to Offset Future Income

As of December 31, 2019, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	$15,759	indefinite
Taiwan	39,189	2020~2029
	$54,948

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2017, 2018 and 2019 are as follows:

(in US$ thousands)	2017	2018	2019
Balance at beginning of year	$1,024	$1,110	$—
Increase related to prior year tax positions	—	—	—
Decrease related to prior year tax positions	—	—	—
Settlement of intercompany charge adjustments	—	(1,095)	—
Expiration of statute of limitations	—	—	—
Exchange differences	86	(15)	—
Balance at end of year	$1,110	$—	$—

Deferred Tax Assets
Significant Components of Deferred Tax Assets and Liabilities

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2018	2019
Net operating loss carryforwards	$11,136	$12,005
Share-based compensation	292	299
Investments	131	134
Lease right-of-use assets	—	122
Intangible assets and goodwill	119	64
Other	87	108
	11,765	12,732
Less: valuation allowance	(11,765)	(12,732)
Deferred tax assets - net	$—	$—